IFRS 15 tables Narrative (Detail) € in Thousands	Dec. 31, 2017 EUR (€)
IFRS 15 catch-up adjustment [abstract]
Catch-up Biomet Zimmer and Synthes Implants	€ 323
Catch-up Synthes Guides	850
Up-front non-refundable fee for exclusivity	€ 2,250